Quarterly Holdings Report
for

Fidelity® Enduring Opportunities Fund

July 31, 2021

IDF-QTLY-0921
1.9896224.101

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.2%
Elisa Corp. (A Shares)	533	$34,256
Entertainment - 1.7%
Live Nation Entertainment, Inc. (a)	545	42,995
Netflix, Inc. (a)	219	113,348
Sea Ltd. ADR (a)	124	34,244
The Walt Disney Co. (a)	803	141,344
		331,931
Interactive Media & Services - 6.3%
Adevinta ASA Class B (a)	1,705	32,779
Alphabet, Inc.:
Class A (a)	95	255,980
Class C (a)	93	251,511
Facebook, Inc. Class A (a)	810	288,603
Hemnet Group AB (a)	1,487	32,103
Kakao Corp.	477	60,827
Match Group, Inc. (a)	369	58,771
NAVER Corp.	122	45,879
Rightmove PLC	2,638	25,748
Tencent Holdings Ltd.	2,094	126,285
Yandex NV Series A (a)	477	32,403
Z Holdings Corp.	6,391	31,988
		1,242,877
Media - 1.0%
Cable One, Inc.	24	45,312
Charter Communications, Inc. Class A (a)	103	76,637
Schibsted ASA (A Shares)	634	33,613
The New York Times Co. Class A	1,034	45,269
		200,831

TOTAL COMMUNICATION SERVICES		1,809,895

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.6%
Aptiv PLC (a)	354	59,065
DENSO Corp.	720	49,465
		108,530
Automobiles - 1.8%
Ferrari NV	180	39,257
Maruti Suzuki India Ltd.	374	35,103
Tesla, Inc. (a)	296	203,411
Toyota Motor Corp.	902	80,977
		358,748
Diversified Consumer Services - 0.4%
Arco Platform Ltd. Class A (a)	1,110	32,301
Grand Canyon Education, Inc. (a)	532	49,141
		81,442
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. Class A	346	49,827
Churchill Downs, Inc.	241	44,778
Compass Group PLC (a)	2,115	44,715
Domino's Pizza, Inc.	124	65,161
Hilton Worldwide Holdings, Inc. (a)	539	70,852
Jollibee Food Corp.	6,319	24,039
Marriott International, Inc. Class A (a)	476	69,486
Oriental Land Co. Ltd.	240	32,706
Starbucks Corp.	739	89,737
Wingstop, Inc.	330	56,532
Yum! Brands, Inc.	494	64,907
		612,740
Household Durables - 0.5%
Maytronics Ltd.	1,423	30,991
NVR, Inc. (a)	11	57,449
		88,440
Internet & Direct Marketing Retail - 4.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	606	118,285
Amazon.com, Inc. (a)	135	449,225
Deliveroo PLC Class A (a)(b)	7,740	35,503
Delivery Hero AG (a)(b)	289	43,265
Doordash, Inc.	278	48,453
Meituan Class B (a)(b)	1,862	51,524
MercadoLibre, Inc. (a)	38	59,611
Naspers Ltd. Class N	283	54,613
Ocado Group PLC (a)	1,202	30,993
Wayfair LLC Class A (a)	162	39,100
		930,572
Leisure Products - 0.2%
Roland Corp.	834	39,531
Multiline Retail - 0.5%
B&M European Value Retail SA	5,210	40,048
Dollarama, Inc.	754	35,506
Next PLC	254	27,828
		103,382
Specialty Retail - 3.9%
Carvana Co. Class A (a)	220	74,263
Fast Retailing Co. Ltd.	56	37,979
Five Below, Inc. (a)	217	42,189
Floor & Decor Holdings, Inc. Class A (a)	552	67,350
JD Sports Fashion PLC	2,445	30,485
Lowe's Companies, Inc.	466	89,794
National Vision Holdings, Inc. (a)	922	49,770
Nitori Holdings Co. Ltd.	241	45,808
The Home Depot, Inc.	449	147,357
TJX Companies, Inc.	971	66,815
Ulta Beauty, Inc. (a)	175	58,765
WH Smith PLC (a)	1,410	31,848
Workman Co. Ltd.	398	27,391
		769,814
Textiles, Apparel & Luxury Goods - 2.5%
adidas AG	132	47,931
Hermes International SCA	29	44,343
lululemon athletica, Inc. (a)	156	62,427
LVMH Moet Hennessy Louis Vuitton SE	116	92,877
Moncler SpA	705	48,506
NIKE, Inc. Class B	626	104,861
PVH Corp. (a)	447	46,765
Shenzhou International Group Holdings Ltd.	1,954	43,366
		491,076

TOTAL CONSUMER DISCRETIONARY		3,584,275

CONSUMER STAPLES - 5.1%
Beverages - 1.3%
Ambev SA	9,404	30,045
China Resources Beer Holdings Co. Ltd.	4,105	30,717
Davide Campari Milano NV	3,205	45,091
Fever-Tree Drinks PLC	790	26,256
Kweichow Moutai Co. Ltd. (A Shares)	97	25,205
Monster Beverage Corp. (a)	614	57,912
Pernod Ricard SA	213	47,022
		262,248
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,003	40,430
Avenue Supermarts Ltd. (a)(b)	932	43,887
Casey's General Stores, Inc.	237	46,857
Clicks Group Ltd.	1,968	35,606
Costco Wholesale Corp.	248	106,571
Wal-Mart de Mexico SA de CV Series V	12,024	39,637
Walmart, Inc.	758	108,053
Welcia Holdings Co. Ltd.	952	32,325
		453,366
Food Products - 0.6%
Barry Callebaut AG	13	32,950
Cranswick PLC	421	23,700
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	1,326	23,526
Vietnam Dairy Products Corp.	8,204	30,772
		110,948
Household Products - 0.2%
Unicharm Corp.	837	33,433
Personal Products - 0.7%
Kao Corp.	532	32,032
L'Oreal SA	140	64,049
Shiseido Co. Ltd.	611	40,837
		136,918

TOTAL CONSUMER STAPLES		996,913

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	779	66,160
Hess Corp.	671	51,291
Parkland Corp.	990	31,511
PrairieSky Royalty Ltd.	2,281	25,560
Reliance Industries Ltd.	1,962	53,714
		228,236
FINANCIALS - 10.5%
Banks - 3.3%
Bank of America Corp.	3,488	133,800
Credicorp Ltd. (United States) (a)	84	8,481
FinecoBank SpA (a)	1,498	26,859
First Republic Bank	379	73,913
HDFC Bank Ltd.	1,650	31,783
JPMorgan Chase & Co.	1,193	181,074
KBC Groep NV	516	41,562
Kotak Mahindra Bank Ltd. (a)	1,336	29,738
PNC Financial Services Group, Inc.	400	72,964
PT Bank Central Asia Tbk	18,970	39,153
		639,327
Capital Markets - 4.8%
Amundi SA (b)	352	32,528
Avanza Bank Holding AB	845	27,367
Bolsa Mexicana de Valores S.A.B. de CV	15,822	32,294
Brookfield Asset Management, Inc. (Canada) Class A	1,118	60,354
Charles Schwab Corp.	1,323	89,898
CME Group, Inc.	332	70,427
HDFC Asset Management Co. Ltd. (b)	865	33,209
Houlihan Lokey	652	58,093
HUB24 Ltd.	1,381	24,384
Moody's Corp.	198	74,448
Morningstar, Inc.	253	63,915
MSCI, Inc.	123	73,303
Netwealth Group Ltd.	2,321	26,639
Partners Group Holding AG	21	35,898
Raymond James Financial, Inc.	388	50,238
S&P Global, Inc.	177	75,883
St. James's Place Capital PLC	2,463	54,332
Value Partners Group Ltd.	56,177	32,241
VZ Holding AG	313	28,230
		943,681
Consumer Finance - 0.3%
Bajaj Finance Ltd.	641	53,700
Insurance - 1.9%
Arthur J. Gallagher & Co.	435	60,600
Assurant, Inc.	346	54,602
Chubb Ltd.	401	67,665
Hannover Reuck SE	179	30,131
HDFC Standard Life Insurance Co. Ltd. (b)	3,796	33,907
Lifenet Insurance Co. (a)	2,472	25,462
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	12,910	26,065
Qualitas Controladora S.A.B. de CV	6,030	29,350
RenaissanceRe Holdings Ltd.	293	44,738
		372,520
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	1,475	48,433

TOTAL FINANCIALS		2,057,661

HEALTH CARE - 8.0%
Biotechnology - 0.5%
Abcam PLC (a)	1,501	28,380
Xencor, Inc. (a)	1,413	43,492
Zai Lab Ltd. (a)	178	24,992
		96,864
Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	101	70,276
Boston Scientific Corp. (a)	1,653	75,377
Coloplast A/S Series B	212	38,776
Danaher Corp.	353	105,014
Fisher & Paykel Healthcare Corp.	1,551	34,092
Hoya Corp.	345	48,446
IDEXX Laboratories, Inc. (a)	109	73,960
Intuitive Surgical, Inc. (a)	89	88,240
Masimo Corp. (a)	196	53,388
ResMed, Inc.	255	69,309
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	400	24,165
Straumann Holding AG	23	42,656
The Cooper Companies, Inc.	140	59,048
		782,747
Health Care Providers & Services - 1.4%
Chemed Corp.	105	49,982
Humana, Inc.	144	61,324
UnitedHealth Group, Inc.	392	161,590
		272,896
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	189	62,882
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	313	57,351
Lonza Group AG	57	44,382
Maravai LifeSciences Holdings, Inc.	1,290	56,721
Mettler-Toledo International, Inc. (a)	42	61,896
Sartorius Stedim Biotech	76	43,392
Wuxi Biologics (Cayman), Inc. (a)(b)	3,869	59,096
		322,838
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,382	28,463

TOTAL HEALTH CARE		1,566,690

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	235	43,715
INVISIO AB	1,505	31,190
Northrop Grumman Corp.	190	68,974
Teledyne Technologies, Inc. (a)	131	59,313
		203,192
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	515	45,923
Deutsche Post AG	929	62,960
DSV Panalpina A/S	243	59,210
Expeditors International of Washington, Inc.	520	66,690
ZTO Express, Inc. sponsored ADR	1,165	31,525
		266,308
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	252	27,478
Building Products - 1.8%
Allegion PLC	418	57,099
Armstrong World Industries, Inc.	583	63,069
ASSA ABLOY AB (B Shares)	1,546	49,590
Belimo Holding AG (Reg.)	60	30,999
Kingspan Group PLC (Ireland)	405	44,056
The AZEK Co., Inc. (a)	1,125	40,916
Trex Co., Inc. (a)	580	56,318
		342,047
Commercial Services & Supplies - 1.0%
Cintas Corp.	151	59,521
Copart, Inc. (a)	466	68,502
Prosegur Compania de Seguridad SA (Reg.)	6,872	23,478
Waste Connection, Inc. (Canada)	284	35,978
		187,479
Electrical Equipment - 1.0%
AMETEK, Inc.	427	59,374
Generac Holdings, Inc. (a)	141	59,130
Nidec Corp.	397	44,561
Somfy SA	212	40,489
		203,554
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	369	86,269
Roper Technologies, Inc.	130	63,874
		150,143
Machinery - 3.5%
Atlas Copco AB (A Shares)	713	48,205
ESCO Technologies, Inc.	449	42,372
Fortive Corp.	712	51,734
Haitian International Holdings Ltd.	9,898	36,236
IDEX Corp.	254	57,579
Indutrade AB	1,221	39,828
Kone OYJ (B Shares)	454	37,602
Kornit Digital Ltd. (a)	293	38,723
Metawater Co. Ltd.	1,369	24,983
Minebea Mitsumi, Inc.	1,154	31,159
Miura Co. Ltd.	690	30,284
Rational AG	25	27,159
Schindler Holding AG (participation certificate)	107	34,633
Shenzhen Inovance Technology Co. Ltd. (A Shares)	4,026	48,513
SMC Corp.	59	34,850
Spirax-Sarco Engineering PLC	231	48,196
Tocalo Co. Ltd.	1,809	22,574
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,896	32,775
		687,405
Marine - 0.2%
SITC International Holdings Co. Ltd.	11,221	46,206
Professional Services - 3.4%
BayCurrent Consulting, Inc.	108	42,824
Centre Testing International Group Co. Ltd. (A Shares)	5,100	21,429
CoStar Group, Inc. (a)	592	52,599
Equifax, Inc.	297	77,398
Experian PLC	1,068	47,020
Exponent, Inc.	564	60,399
Funai Soken Holdings, Inc.	1,044	23,867
Headhunter Group PLC ADR	629	26,814
IR Japan Holdings Ltd.	218	26,926
Recruit Holdings Co. Ltd.	1,073	55,614
RELX PLC (London Stock Exchange)	1,714	50,365
SaraminHR Co. Ltd.	832	35,690
Sporton International, Inc.	3,648	31,603
TriNet Group, Inc. (a)	585	48,543
Verisk Analytics, Inc.	320	60,781
		661,872
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	242	65,134
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	1,875	38,988
Ashtead Group PLC	598	44,770
IMCD NV	160	27,711
MonotaRO Co. Ltd.	1,040	23,852
SiteOne Landscape Supply, Inc. (a)	283	49,463
		184,784

TOTAL INDUSTRIALS		3,025,602

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	614	51,570
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	870	63,066
Azbil Corp.	673	26,103
CDW Corp.	356	65,273
Cognex Corp.	740	66,903
Keyence Corp.	104	57,581
Lagercrantz Group AB (B Shares)	2,472	33,770
Murata Manufacturing Co. Ltd.	570	47,302
Renishaw PLC	358	25,428
Sunny Optical Technology Group Co. Ltd.	1,456	44,067
Zebra Technologies Corp. Class A (a)	127	70,165
		499,658
IT Services - 3.6%
Adyen BV (a)(b)	17	46,071
Afterpay Ltd. (a)	445	31,566
Amadeus IT Holding SA Class A (a)	592	38,793
Capgemini SA	211	45,617
Econocom Group SA	7,918	34,424
Edenred SA	518	30,097
EPAM Systems, Inc. (a)	123	68,855
FDM Group Holdings PLC	2,000	32,915
GMO Internet, Inc.	975	25,605
Kainos Group PLC	1,117	26,814
Keywords Studios PLC (a)	1,031	42,018
Maximus, Inc.	627	55,803
Reply SpA	243	43,441
SHIFT, Inc. (a)	223	40,817
Shopify, Inc. (a)	16	23,999
Softcat PLC	1,168	31,383
StoneCo Ltd. Class A (a)	601	35,363
VeriSign, Inc. (a)	240	51,929
		705,510
Semiconductors & Semiconductor Equipment - 4.3%
ASM International NV (Netherlands)	112	39,712
ASML Holding NV (Netherlands)	165	126,123
BE Semiconductor Industries NV	315	27,629
Disco Corp.	127	36,061
eMemory Technology, Inc.	1,059	49,858
Entegris, Inc.	463	55,856
Lam Research Corp.	113	72,027
Monolithic Power Systems, Inc.	126	56,607
Silergy Corp.	265	35,991
Silicon Laboratories, Inc. (a)	110	16,389
Taiwan Semiconductor Manufacturing Co. Ltd.	8,283	173,278
Teradyne, Inc.	396	50,292
Tokyo Electron Ltd.	112	46,192
Universal Display Corp.	246	57,685
		843,700
Software - 11.6%
Admicom OYJ	224	24,845
Adobe, Inc. (a)	228	141,732
Altium Ltd.	1,384	34,430
ANSYS, Inc. (a)	163	60,059
Atlassian Corp. PLC (a)	126	40,965
ATOSS Software AG	180	36,641
Black Knight, Inc. (a)	579	47,947
Cadence Design Systems, Inc. (a)	446	65,852
Ceridian HCM Holding, Inc. (a)	462	45,461
Constellation Software, Inc.	26	41,647
Coupa Software, Inc. (a)	227	49,259
CyberArk Software Ltd. (a)	239	33,945
Dassault Systemes SA	941	51,928
Digital Turbine, Inc. (a)	726	45,702
Fortnox AB	645	34,601
Manhattan Associates, Inc. (a)	437	69,758
Microsoft Corp.	2,218	631,925
Ming Yuan Cloud Group Holdings Ltd.	5,507	20,551
Money Forward, Inc. (a)	669	41,163
Nemetschek Se	361	31,878
Netcompany Group A/S (b)	235	29,042
Paycom Software, Inc. (a)	160	64,000
PROS Holdings, Inc. (a)	1,069	46,416
Salesforce.com, Inc. (a)	465	112,497
SAP SE	473	67,881
ServiceNow, Inc. (a)	136	79,953
SimCorp A/S	170	23,628
Synopsys, Inc. (a)	230	66,238
TeamViewer AG (a)(b)	756	25,424
Temenos Group AG	213	33,860
Topicus.Com, Inc.	541	40,761
Tyler Technologies, Inc. (a)	113	55,668
Workday, Inc. Class A (a)	239	56,022
Xero Ltd. (a)	369	37,987
		2,289,666

TOTAL INFORMATION TECHNOLOGY		4,390,104

MATERIALS - 3.7%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	237	68,974
Albemarle Corp. U.S.	352	72,526
Asian Paints Ltd.	799	31,796
Ecolab, Inc.	257	56,753
Givaudan SA	8	39,936
Linde PLC	253	77,770
NOF Corp.	528	26,712
Quaker Chemical Corp.	209	52,614
Sherwin-Williams Co.	252	73,340
Shin-Etsu Chemical Co. Ltd.	270	44,045
Sika AG	174	61,294
Symrise AG	240	35,388
		641,148
Construction Materials - 0.2%
James Hardie Industries PLC CDI	1,279	42,922
Metals & Mining - 0.2%
Lynas Rare Earths Ltd. (a)	6,911	37,226

TOTAL MATERIALS		721,296

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	296	83,709
ARGAN SA	203	26,489
Big Yellow Group PLC	1,270	25,632
Embassy Office Parks (REIT)	7,800	37,958
Equinix, Inc.	87	71,376
Equity Lifestyle Properties, Inc.	814	68,213
Extra Space Storage, Inc.	432	75,228
Irish Residential Properties REIT PLC	16,430	30,015
National Storage REIT unit	15,304	23,922
Prologis (REIT), Inc.	613	78,489
Safestore Holdings PLC	1,891	27,757
Sun Communities, Inc.	345	67,658
Warehouses de Pauw	639	27,501
		643,947
Real Estate Management & Development - 1.0%
Amasten Fastighets AB (a)	19,565	25,091
Ayala Land, Inc.	46,862	30,682
CBRE Group, Inc. (a)	637	61,445
Colliers International Group, Inc.	229	29,383
Longfor Properties Co. Ltd. (b)	6,325	29,504
Oberoi Realty Ltd. (a)	3,350	30,299
		206,404

TOTAL REAL ESTATE		850,351

UTILITIES - 0.9%
Electric Utilities - 0.6%
Equatorial Energia SA	7,599	35,309
NextEra Energy, Inc.	1,076	83,820
		119,129
Water Utilities - 0.3%
American Water Works Co., Inc.	325	55,286

TOTAL UTILITIES		174,415

TOTAL COMMON STOCKS
(Cost $14,551,289)		19,405,438

Nonconvertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)
(Cost $18,810)	72	43,542

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (c)
(Cost $200,089)	200,049	200,089
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,770,188)		19,649,069
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,619)
NET ASSETS - 100%		$19,646,450

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $462,960 or 2.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$147
Total	$147

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$165,944	$5,803,776	$5,769,624	$(7)	$--	$200,089	0.0%
Total	$165,944	$5,803,776	$5,769,624	$(7)	$--	$200,089

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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